Note 11 - Stockholders' Equity (Details) - Predecessor Reconciliation of Consolidated Changes in Equity (USD $)	6 Months Ended		6 Months Ended		6 Months Ended					6 Months Ended				6 Months Ended	10 Months Ended	12 Months Ended		6 Months Ended	10 Months Ended	12 Months Ended		6 Months Ended				6 Months Ended		6 Months Ended	10 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013 Series A Preferred Stock [Member] Preferred Stock [Member] Predecessor [Member]	Dec. 31, 2012 Series A Preferred Stock [Member] Preferred Stock [Member] Predecessor [Member]	Jun. 30, 2013 Series B Preferred Stock [Member] Common Stock [Member] Predecessor [Member]	Jun. 30, 2013 Common Stock [Member] Predecessor [Member]	Oct. 31, 2013 Common Stock [Member] Predecessor [Member]	Dec. 31, 2012 Common Stock [Member] Predecessor [Member]	Dec. 31, 2011 Common Stock [Member] Predecessor [Member]	Jun. 30, 2013 Additional Paid-in Capital [Member] Predecessor [Member]	Oct. 31, 2013 Additional Paid-in Capital [Member] Predecessor [Member]	Dec. 31, 2012 Additional Paid-in Capital [Member] Predecessor [Member]	Dec. 31, 2011 Additional Paid-in Capital [Member] Predecessor [Member]	Jun. 30, 2013 Retained Earnings [Member] Predecessor [Member]	Oct. 31, 2013 Retained Earnings [Member] Predecessor [Member]	Dec. 31, 2012 Retained Earnings [Member] Predecessor [Member]	Dec. 31, 2011 Retained Earnings [Member] Predecessor [Member]	Jun. 30, 2013 Accumulated Other Comprehensive Income (Loss) [Member] Predecessor [Member]	Oct. 31, 2013 Accumulated Other Comprehensive Income (Loss) [Member] Predecessor [Member]	Dec. 31, 2012 Accumulated Other Comprehensive Income (Loss) [Member] Predecessor [Member]	Dec. 31, 2011 Accumulated Other Comprehensive Income (Loss) [Member] Predecessor [Member]	Jun. 30, 2013 Treasury Stock [Member] Predecessor [Member]	Oct. 31, 2013 Treasury Stock [Member] Predecessor [Member]	Dec. 31, 2012 Treasury Stock [Member] Predecessor [Member]	Dec. 31, 2011 Treasury Stock [Member] Predecessor [Member]	Jun. 30, 2013 Parent [Member] Predecessor [Member]	Dec. 31, 2012 Parent [Member] Predecessor [Member]	Jun. 30, 2013 Noncontrolling Interest [Member] Predecessor [Member]	Oct. 31, 2013 Noncontrolling Interest [Member] Predecessor [Member]	Dec. 31, 2012 Noncontrolling Interest [Member] Predecessor [Member]	Dec. 31, 2011 Noncontrolling Interest [Member] Predecessor [Member]	Jun. 30, 2013 Predecessor [Member]	Jun. 30, 2013 Predecessor [Member]	Oct. 31, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]
Note 11 - Stockholders' Equity (Details) - Predecessor Reconciliation of Consolidated Changes in Equity [Line Items]
Balance	$ 1,626,201,000	$ 1,115,102,000		$ 525,027,000	$ 45,244,000	$ 49,583,000	$ 49,583,000	$ 50,000,000	$ 50,000,000	$ 2,396,000	$ 2,599,000	$ 2,318,000	$ 2,156,000	$ (284,765,000)	$ (282,321,000)	$ (273,086,000)	$ (274,458,000)	$ (52,670,000)	$ (15,930,000)	$ (30,270,000)	$ (14,959,000)		$ (27,000)	$ (1,264,000)	$ (994,000)	$ (240,212,000)	$ 272,725,000	$ (427,000)	$ (531,000)	$ (288,000)	$ (388,000)	$ (240,639,000)	$ (240,639,000)	$ (200,001,000)	$ 272,437,000	$ 241,806,000
Net (loss) income	(4,460,000)													9,393,000	13,219,000	45,977,000										9,393,000		180,000	295,000	289,000		(5,764,000)	9,573,000	13,514,000	46,266,000	1,353,000
Equity compensation (in Shares)										78																78							78
Accrual of paid in kind dividend on cumulative preferred shares			20,805,000		267,000									(21,072,000)																		(9,278,000)	(21,072,000)	(22,454,000)	(44,605,000)	(40,847,000)
Foreign currency translation adjustments																		(22,009,000)								(22,009,000)		(32,000)					(22,041,000)
Derivatives valuation, net of tax benefit of $227	(100,000)																	(423,000)								(423,000)							(423,000)
Unrealized loss on available for sale equity securities, net of tax expense of $17	4,000																	32,000	145,000	189,000						32,000							32,000	145,000	189,000
Shares repurchased			(500,000,000)																			(8,000)				(500,008,000)							(500,008,000)
Shares exchanged			(44,977,000)		44,977,000
Shares canceled (in Shares)			(855)			(417)																1,272
Dividend paid to non-controlling interest partner	(380,000)																											(304,000)	(552,000)	(677,000)			(304,000)	(552,000)	(677,000)
Contribution from non-controlling interest																												$ 17,000					$ 17,000